CONSOLIDATED BALANCE SHEETS - CONTINUED - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current liabilities
Accounts payable - trade (including $3 and $55 in 2021 and 2020 due to related parties)	$ 28	$ 80
Accrued expenses	32	32
Current portion of long term debt		52
Total current liabilities	60	164
Long-term debt
Notes payable less current portion		122
Total liabilities	60	286
Stockholders' equity
Series B convertible preferred stock, $10 par value, liquidation value of $100 authorized 100 shares, issued and outstanding one share	1	1
Common stock, $.01 par value; authorized, 100,000,000 shares; issued and outstanding, 5,131,934 shares at December 31, 2021 and 2020	51	51
Additional paid-in capital	63,579	63,579
Accumulated deficit	(59,236)	(59,306)
Total stockholders’ equity	4,395	4,325
Total liabilities & stockholders' equity	$ 4,455	$ 4,611